SHAREHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 8 — SHAREHOLDERS’ EQUITY

Common Stock

Activity for the six months ended June 30, 2016 included the following:

•	In January 2016, the Company sold 95,000 shares of common stock at $1.00 per share to one accredited investor pursuant to a private placement of its common stock.

•

On April 8, 2016, the Company issued 50,000 shares of common stock valued at $0.73 per share to an investor relations company in connection with the certain services to be provided pursuant to an investor relations agreement.

•

On May 4, 2016, the Company issued an aggregate of 50,000 shares of common stock valued at $1.01 per share to two of the Company’s Directors in connection with their appointment to the Board (Note 11).

Warrants

As of June 30, 2016 warrants to purchase up to 255,600 shares of the Company’s common stock remain outstanding.  The warrants are exercisable $1.25 per share and expire on November 12, 2020.

NOTE 8—SHAREHOLDERS' EQUITY

Common Stock

        As of December 31, 2015 and December 31, 2014, PetroShare had 100,000,000 shares of common stock authorized with a par value of $0.001 per share. As of December 31, 2015 and December 31, 2014, 21,633,191 and 17,008,191 shares were issued and outstanding, respectively.

        On September 22, 2014, the Company filed a registration statement on Form S-1, along with the Company's prospectus, registering for sale 4,600,000 shares of common stock in its initial public offering. The registration statement was declared effective on February 4, 2015. In accordance with the terms of the prospectus, the offering was to expire on April 5, 2015, unless extended by the Board of Directors. On April 3, 2015, the Board of Directors unanimously approved the extension of the offering period for an additional 60 days, through June 4, 2015. On June 4, 2015 the Board of Directors unanimously approved the extension of the offering period for an additional 30 days through July 6, 2015.

        Following expiration of the self-underwritten offering on July 6, 2015, the Company engaged a broker-dealer to act as its underwriter for the offering. Pursuant to the engagement of the underwriter, on July 15, 2015, the Company filed a post-effective amendment to its registration statement on Form S-1. The post-effective amendment, among other things, disclosed the compensation the Company was to pay the underwriter and updated the Company's prospectus with certain information related to the Company's financial condition and business operations. On November 12, 2015, the SEC declared the post-effective amendment effective.

        On November 19, 2015 the Company closed its public offering of 4,600,000 shares of the Company's common stock at $1.00 per share. The Company's common stock became available for trading on the OTCQB on November 23, 2015, under the symbol PRHR.

        Activity for the year ended December 31, 2015 included the following:

•

4,600,000 shares of common stock were issued under the terms of the public offering; 340,000 at $1.00 per share sold by the Company prior to engaging an underwriter as described above and 4,260,000 shares at $0.90 per share. The Company received gross proceeds of $4,174,000, and incurred offering costs, commissions and expenses related to the offering of $364,999.

•	In December 2015, 25,000 shares of common stock were issued at $1.00 per share to one accredited investor pursuant to a private placement of the Company's common stock. (See Note 12)
•	Subsequent to December 31, 2015, 95,000 shares of common stock were issued at $1.00 per share to one accredited investor pursuant to a private placement of our common stock. (See Note 12)

Activity for the year ended December 31, 2014 included the following:

•

The Company conducted a private placement of its common stock between May and July 2014. Pursuant to the private placement, the Company sold 2,220,003 shares of common stock at $0.50 per share for gross proceeds of $1,110,002 and recognized $12,972 in offering costs for net proceeds of $1,097,030.

•	In October 2014, the Board of Directors authorized the issuance of 23,438 shares of common stock in connection with the execution of a separation agreement with a former officer of the Company.

Preferred Stock

        As of December 31, 2015, PetroShare had 10,000,000 shares of preferred stock authorized with a par value of $0.01 per share. As of December 31, 2015 and 2014, there were no shares of preferred stock issued or outstanding.

Warrants

        In connection with the Company's public offering which closed on November 19, 2015 as described in Common Stock above, it issued to the broker-dealer a warrant to purchase up to 255,600 shares of the Company's common stock. The warrants are exercisable at $1.25 per share, beginning on May 10, 2016 and expire on November 12, 2020.